UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5970

                               Cash Account Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  04/30
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Account Trust - Money Market Portfolio
Investment Portfolio as of July 31, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                    Principal
                                                                                    Amount ($)                 Value ($)
                                                                                    ------------------------------------

Certificates of Deposit and Bank Notes 24.9%
Alliance & Leicester PLC, 3.58%, 10/24/2005                                          50,000,000              49,995,125
Bank of Ireland, 4.01%, 7/14/2006                                                    10,000,000              10,000,926
Bank of Tokyo-Mitsubishi:
3.31%, 8/9/2005                                                                      65,000,000              65,000,000
3.44%, 8/25/2005                                                                     40,000,000              40,000,000
Barclays Bank PLC, 3.06%, 8/9/2005                                                   46,000,000              46,000,000
BNP Paribas, 3.16%, 8/9/2005                                                         22,000,000              21,999,977
Calyon, 3.02%, 9/20/2005                                                             30,000,000              29,998,751
CC USA, Inc., 3.81%, 6/22/2006                                                       50,000,000              49,997,774
Credit Suisse First Boston:
3.3%, 8/5/2005                                                                       70,000,000              70,000,000
3.3%, 8/9/2005                                                                      200,000,000             200,000,000
First Tennessee Bank NA, 3.27%, 8/8/2005                                             75,000,000              75,000,000
HBOS Treasury Services PLC:
2.97%, 8/18/2005                                                                     60,000,000              60,000,000
4.0%, 7/18/2006                                                                      75,000,000              75,000,000
LaSalle Bank:
3.23%, 2/3/2006                                                                     100,000,000             100,000,000
4.02%, 7/5/2006                                                                      75,000,000              75,000,000
Royal Bank of Canada, 4.05%, 7/24/2006                                               20,000,000              20,000,000
Societe Generale:
2.96%, 8/8/2005                                                                      70,000,000              70,000,067
3.29%, 8/10/2005                                                                     50,000,000              50,000,000
Toronto Dominion Bank, 3.815%, 6/16/2006                                             70,000,000              70,000,000
UniCredito Italiano SpA:
3.62%, 10/28/2005                                                                    60,000,000              60,000,000
3.8%, 6/15/2006                                                                     200,000,000             200,000,000
                                                                                                         --------------
Total Certificates of Deposit and Bank Notes (Cost $1,437,992,620)                                        1,437,992,620

Commercial Paper 40.0%
Abbey National North America LLC, 3.27%**, 8/9/2005                                  60,000,000              59,956,400
Allied Irish Banks North America, Inc., 3.27%**, 8/2/2005                            35,000,000              34,996,821
Apreco LLC, 3.33%**, 8/10/2005                                                       25,000,000              24,979,188
Atlantis One Funding Corp.:
3.29%**, 8/10/2005                                                                   37,020,000              36,989,551
3.32%**, 8/10/2005                                                                   40,195,000              40,161,638
Bank of America Corp., 3.25%**, 8/9/2005                                             60,000,000              59,956,667
Bank of Ireland, 3.26%**, 8/8/2005                                                   65,000,000              64,958,797
Bank of The West, 3.29%, 8/9/2005                                                   110,000,000             110,000,000
Barclays US Funding LLC, 3.41%**, 8/26/2005                                          40,000,000              39,905,278
Cancara Asset Securitization LLC, 3.28%**, 8/8/2005                                 124,500,000             124,420,597
Chariot Funding LLC, 3.3%**, 8/11/2005                                               35,217,000              35,184,718
Charta LLC:
3.25%**, 8/4/2005                                                                    50,000,000              49,986,458
3.3%**, 8/1/2005                                                                     50,000,000              50,000,000
CIT Group, Inc., 2.93%**, 8/15/2005                                                  30,000,000              29,965,817
Compass Securitization LLC, 3.41%**, 8/22/2005                                       60,000,000              59,880,650
Falcon Asset Securitization Corp., 3.33%**, 8/16/2005                                65,000,000              64,909,812
Giro Funding US Corp.:
3.35%**, 8/12/2005                                                                   39,500,000              39,459,567
3.51%**, 9/20/2005                                                                   25,000,000              24,878,125
Grampian Funding Ltd., 3.58%**, 10/28/2005                                          140,000,000             138,774,844
HSBC Bank USA NA, 3.28%**, 8/5/2005                                                  28,000,000              27,989,796
HSH Nordbank AG, 3.315%**, 8/8/2005                                                  74,000,000              73,952,301
ING Verzekeringen NV, 3.36%**, 8/26/2005                                             64,250,000              64,100,083
Jupiter Securitization Corp., 3.28%**, 8/10/2005                                     35,000,000              34,971,300
Liberty Street Funding:
3.23%**, 8/15/2005                                                                   25,000,000              24,968,597
3.28%**, 8/4/2005                                                                    12,047,000              12,043,707
3.28%**, 8/15/2005                                                                   75,000,000              74,904,333
3.3%**, 8/1/2005                                                                     45,000,000              45,000,000
3.35%**, 8/12/2005                                                                   25,000,000              24,974,410
3.42%**, 8/26/2005                                                                   25,416,000              25,355,637
Mane Funding Corp., 3.32%**, 8/2/2005                                                65,000,000              64,994,006
Morgan Stanley & Co., Inc., 3.28%**, 8/8/2005                                        55,000,000              54,964,922
National Rural Utilities CFC, 3.32%**, 8/8/2005                                      29,000,000              28,981,279
Perry Global Funding LLC, Series A, 3.4%**, 8/19/2005                                50,000,000              49,915,000
Preferred Receivables Funding Corp., 3.3%**, 8/10/2005                               55,000,000              54,954,625
Procter & Gamble Co., 3.27%**, 8/3/2005                                              24,000,000              23,995,640
RWE AG:
2.91%**, 8/1/2005                                                                    32,755,000              32,755,000
2.92%**, 8/2/2005                                                                    25,000,000              24,997,972
Sanofi-Aventis, 3.51%**, 9/21/2005                                                   20,000,000              19,900,550
Scaldis Capital LLC:
3.4%**, 8/25/2005                                                                    50,000,000              49,886,667
3.41%**, 8/25/2005                                                                   75,000,000              74,829,500
3.42%**, 8/25/2005                                                                   40,700,000              40,607,204
3.45%**, 8/31/2005                                                                   40,000,000              39,885,000
Sheffield Receivables Corp.:
3.3%**, 8/12/2005                                                                    50,000,000              49,949,583
3.33%**, 8/16/2005                                                                   60,000,000              59,916,750
3.39%**, 8/22/2005                                                                   14,000,000              13,972,315
Societe Generale North America, Inc., 2.97%**, 9/12/2005                             75,000,000              74,740,125
Verizon Network Funding Corp., 3.32%**, 8/4/2005                                     50,000,000              49,986,167
                                                                                                         --------------
Total Commercial Paper (Cost $2,306,857,397)                                                              2,306,857,397

Short Term Notes* 10.7%
American Express Credit Corp., 3.34%, 9/30/2005                                      25,000,000              25,001,479
American Honda Finance Corp.:
3.4%, 6/22/2006                                                                      21,000,000              21,000,000
144A, 3.52%, 7/10/2006                                                               30,000,000              30,000,000
Australia & New Zealand Banking Group Ltd., 3.28%, 6/23/2006                         20,000,000              20,000,000
BMW US Capital LLC, 144A, 3.358%, 4/18/2006                                          20,000,000              20,000,000
Canadian Imperial Bank of Commerce, 1.92%, 10/14/2005                                45,000,000              45,015,350
Commonwealth Bank of Australia, 3.49%, 8/24/2006                                     30,000,000              30,000,000
Depfa Bank PLC, 3.42%, 9/15/2005                                                     25,000,000              25,000,000
HSBC Bank USA, 3.22%, 5/4/2006                                                       40,000,000              40,014,123
HSBC Finance Corp., 3.27%, 10/25/2005                                                25,000,000              25,000,000
International Business Machines Corp., 3.31%, 3/8/2006                               30,000,000              30,000,000
Lehman Brothers Holdings, Inc., 3.45%, 12/23/2005                                    30,000,000              30,014,150
Merrill Lynch & Co., Inc., 3.12%, 1/4/2006                                           30,000,000              30,000,000
Morgan Stanley & Co., Inc., 3.32%, 11/15/2005                                        45,000,000              45,000,000
National City Bank of Cleveland, 3.26%, 10/3/2005                                    30,100,000              30,098,296
Pfizer, Inc., 144A, 3.3%, 10/7/2005                                                  20,000,000              20,000,000
Skandinaviska Enskila Banken, 3.4%, 7/18/2006                                        25,000,000              25,000,000
Tango Finance Corp., 144A, 3.15%, 2/10/2006                                          30,000,000              29,998,452
The Goldman Sachs Group, Inc., 2.48%, 8/18/2006                                      34,070,000              34,139,457
Wells Fargo Bank NA, 3.25%, 8/7/2006                                                 61,000,000              60,990,561
                                                                                                         --------------
Total Short Term Notes (Cost $616,271,868)                                                                  616,271,868

US Government Sponsored Agencies 4.8%
Federal Home Loan Bank:
2.3%, 6/16/2006                                                                       2,000,000               1,973,781
3.6%, 7/13/2006                                                                      10,000,000              10,000,000
Federal Home Loan Mortgage Corp.:
2.73%, 11/7/2005                                                                     25,000,000              25,000,000
3.51%, 10/7/2005                                                                     70,000,000              70,000,000
Federal National Mortgage Association:
2.99%, 10/3/2005                                                                     55,000,000              54,993,806
3.22%, 9/7/2006                                                                      60,000,000              59,950,873
4.03%, 7/21/2006                                                                     53,700,000              53,700,000
                                                                                                         --------------
Total US Government Sponsored Agencies (Cost $275,618,460)                                                  275,618,460

US Government Agency Sponsored Pass-Throughs 1.0%
Federal National Mortgage Association:
3.28%, 8/1/2005                                                                      30,000,000              30,000,000
3.58%**, 11/1/2005                                                                   30,000,000              29,725,533
                                                                                                         --------------
Total US Government Agency Sponsored Pass-Throughs (Cost $59,725,533)                                        59,725,533

Asset Backed 0.6%
Permanent Financial PLC, "1A", Series 8, 3.21%*, 6/10/2006
(Cost $35,000,000)                                                                   35,000,000              35,000,000
                                                                                                         --------------
Funding Agreements 0.4%
New York Life Insurance Co., 3.12%, 9/20/2005
(Cost $25,000,000)                                                                   25,000,000              25,000,000
                                                                                                         --------------
Promissory Notes 2.3%
The Goldman Sachs Group, Inc.:
3.17%*, 2/16/2006                                                                    75,000,000              75,000,000
3.35%*, 8/10/2005                                                                    60,000,000              60,000,000
                                                                                                         --------------
Total Promissory Notes (Cost $135,000,000)                                                                  135,000,000

Municipal Bonds and Notes 0.2%
Massachusetts, State Housing Finance Agency, Housing Revenue,
Avalon at Newton, Series A, 3.33%*, 12/1/2034,
JPMorgan Chase Bank (a)
(Cost $9,890,000)                                                                     9,890,000               9,890,000
                                                                                                         --------------
Repurchase Agreements 16.1%
Banc of America Securities LLC, 3.28%, dated 7/12/2005,
to be repurchased at $125,318,889 on 8/9/2005 (b)                                   125,000,000             125,000,000
BNP Paribas, 3.3%, dated 7/29/2005, to be repurchased at
$100,027,500 on 8/1/2005 (c)                                                        100,000,000             100,000,000
Greenwich Capital Markets, 3.31%, dated 7/29/2005, to be
repurchased at $150,041,375 on 8/1/2005 (d)                                         150,000,000             150,000,000
JPMorgan Chase, Inc., 3.3%, dated 7/29/2005, to be repurchased at
$200,055,000 on 8/1/2005 (e)                                                        200,000,000             200,000,000
Morgan Stanley & Co., Inc., 3.31%, dated 7/29/2005, to be
repurchased at $350,096,542 on 8/1/2005 (f)                                         350,000,000             350,000,000
State Street Bank and Trust Co., 3.14%, dated 7/29/2005,
to be repurchased at $854,223 on 8/1/2005 (g)                                           854,000                 854,000
                                                                                                         --------------
Total Repurchase Agreements (Cost $925,854,000)                                                             925,854,000

                                                                                           % of
                                                                                        Net Assets          Value ($)
                                                                                        ----------          ---------

Total Investment Portfolio  (Cost $5,827,209,878)                                         101.0           5,827,209,878
Other Assets and Liabilities, Net                                                          -1.0             -55,141,182
                                                                                                         --------------
Net Assets                                                                                100.0           5,772,068,696
                                                                                                         ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Security incorporates a letter of credit from a major bank.

(b) Collateralized by:

Principal                                                                              Maturity              Collateral
Amount ($)                Security                                       Rate (%)          Date                Value ($)
------------------------------------------------------------------------------------------------------------------------
                                                                                       9/1/2018-
98,898,005                Federal National Mortgage Association          4.0-7.0       8/1/2035             100,264,844
                                                                                       6/1/2017-
26,427,164                Federal Home Loan Mortgage Corp.               5.5-7.0       5/1/2035              27,235,157
------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                      127,500,001

(c) Collateralized by:

Principal                                                                              Maturity              Collateral
Amount ($)                Security                                       Rate (%)          Date                Value ($)
------------------------------------------------------------------------------------------------------------------------
                                                                                      9/1/2009-
66,929,000                Federal National Mortgage Association        4.125-6.625    9/16/2013              70,316,299

28,992,000                Federal Home Loan Mortgage Corp.                 6.0        5/15/2011              31,687,193
------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                      102,003,492

(d) Collateralized by:

Principal                                                                              Maturity              Collateral
Amount ($)                Security                                       Rate (%)          Date                Value ($)
------------------------------------------------------------------------------------------------------------------------
                                                                                      4/16/2018-
94,562,593                Government National Mortgage Association      2.878-6.0     5/20/2033              94,216,308
                                                                                      2/15/2023-
58,921,890                Federal Home Loan Mortgage Corp.               4.5-5.0      7/15/2025              58,786,333
------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                      153,002,641

(e) Collateralized by $201,381,119 Government National Mortgage Association,
3.75-6.0%, with various maturities of 9/15/2033-11/15/2034 with a value of $204,003,715.

(f) Collateralized by:

Principal                                                                              Maturity              Collateral
Amount ($)                Security                                       Rate (%)          Date                Value ($)
------------------------------------------------------------------------------------------------------------------------
                                                                                       12/1/2016-
224,846,532               Federal National Mortgage Association         4.425-7.5      7/1/2035             232,546,148
                                                                                       8/1/2017-
122,883,807               Federal Home Loan Mortgage Corp.               4.0-7.0       6/1/2035             125,346,469
------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                      357,892,617

(g) Collateralized by $1,060,000 Federal National Mortgage Association, 4.5%, maturing on 8/1/2018 with a value of $873,589.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Money Market Portfolio, a series of
                                    Cash Account Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Money Market Portfolio, a series of
                                    Cash Account Trust


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005